Form N-1A Cover	Oct. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 03, 2025
Prospectus Date	Sep. 26, 2025